UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __December 31, 2002______________
Check here if Amendment [ ];                 Amendment Number: ___
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Elias Asset Management
           ----------------------

Address:   500 Essjay Rd. Suite 220
           Williamsville, NY  14221
           ------------------------

Form 13F File Number: 28-04969
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathy Strohmeyer
       ------------------
Title: Operations Manager
       ------------------
Phone: 716-633-3800
       ------------------

Signature, Place, and Date of Signing:

/s/ KATHY STROHMEYER        WILLIAMSVILLE, NY           01/23/03
-----------------------     -----------------           --------
[Signature]                 [City, State]               [Date]

Report Type          (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number       Name

28-04969                                               [Repeat as necessary.]
--------          ------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                80
                                              -----------
Form 13F Information Table Value Total:          $228,815
                                              -----------
                                              (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.

Form 13F
File Number       Name

28-04969                                               [Repeat as necessary.]
--------          ------------------------------------

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
                                                       Elias Asset Management
                                                              FORM 13F
                                                          December 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Alcoa Inc.                     COM              013817101     4850   212918 SH       Sole                   212918
American Express Co.           COM              025816109     6806   192541 SH       Sole                   192541
Amgen Inc.                     COM              031162100      248     5120 SH       Sole                     5120
Anadarko Petroleum Corp.       COM              032511107     7554   157695 SH       Sole                   157695
Automatic Data Processing      COM              053015103     7522   191638 SH       Sole                   191638
ChevronTexaco Corp.            COM              166764100     6317    95027 SH       Sole                    95027
Cisco Systems Inc.             COM              17275R102     4361   332894 SH       Sole                   332894
Citigroup Inc.                 COM              172967101     6398   181818 SH       Sole                   181818
Clear Channel Communications   COM              184502102     6275   168263 SH       Sole                   168263
DuPont E.I.                    COM              263534109     8543   201494 SH       Sole                   201494
EMC Corp. Mass                 COM              268648102     2432   396091 SH       Sole                   396091
Emerson Electric Co.           COM              291011104     7898   155313 SH       Sole                   155313
Exxon Mobil Corp.              COM              30231G102     8572   245337 SH       Sole                   245337
General Electric Co.           COM              369604103     6865   281916 SH       Sole                   281916
Home Depot Inc.                COM              437076102     5391   224420 SH       Sole                   224420
Intel Corp.                    COM              458140100     5165   331741 SH       Sole                   331741
Johnson & Johnson              COM              478160104     6533   121640 SH       Sole                   121640
Kimberly-Clark Corp.           COM              494368103     5806   122315 SH       Sole                   122315
Marsh & McLennan Cos.          COM              571748102     8000   173114 SH       Sole                   173114
Medtronic Inc.                 COM              585055106     8356   183253 SH       Sole                   183253
Merck and Co.                  COM              589331107      405     7160 SH       Sole                     7160
Merrill Lynch & Co.            COM              590188108     5979   157562 SH       Sole                   157562
Microsoft Inc.                 COM              594918104     8325   161018 SH       Sole                   161018
Nasdaq-100 (QQQ)               COM              631100104      205     8400 SH       Sole                     8400
PPG Industries Inc.            COM              693506107     5395   107570 SH       Sole                   107570
Pepsico Inc.                   COM              713448108     6962   164902 SH       Sole                   164902
Pfizer Inc.                    COM              717081103     5765   188589 SH       Sole                   188589
Procter & Gamble               COM              742718109      301     3500 SH       Sole                     3500
Raytheon Corp.                 COM              755111507     5848   190167 SH       Sole                   190167
S & P 500 Dep Receipt          COM              78462F103      265     3000 SH       Sole                     3000
SBC Communications Inc.        COM              78387G103      332    12263 SH       Sole                    12263
State Street Corp.             COM              857477103     6404   164195 SH       Sole                   164195
Target Corporation             COM              87612E106     5922   197406 SH       Sole                   197406
Texas Instruments Inc.         COM              882508104     4528   301695 SH       Sole                   301695
Transocean Inc.                COM              G90078109     5108   220168 SH       Sole                   220168
United Technologies Corp.      COM              913017109     6879   111064 SH       Sole                   111064
Verizon Communications         COM              92343v104      217     5600 SH       Sole                     5600
Walt Disney Co.                COM              254687106     5823   356994 SH       Sole                   356994
S & P 500 Dep Receipt                                          640     7250 SH       Sole                     7250
Ishares Russell 1000 Value (IW                  464287598     2293    50000 SH       Sole                    50000
Brandywine Fund                                 10532D107      514 28142.9560SH      Sole               28142.9560
Eaton Vance Tax Managed Growth                  277919205      286 696.5970 SH       Sole                 696.5970
Employee Benefit Stock Fund                                    259 18819.0000SH      Sole               18819.0000
EuroPacific Growth Fund                         298706102     2893 125935.7660SH     Sole              125935.7660
Managers Special Equity Fund                    561717208     1463 26559.7410SH      Sole               26559.7410
Small Cap Value #58                             783925688     1533 107258.6940SH     Sole              107258.6940
First Mutual Fund                               892880105     1070 145997.0485SH     Sole              145997.0485
General Electric Capital Corp                   369622519      249     9800 SH       Sole                     9800
National Westminster Bank Ser                   638539700      217     8509 SH       Sole                     8509
Amgen Inc.                     COM              031162100     2325    48100 SH       Sole                    48100
BP PLC-Spons ADR               COM              055622104      323     7940 SH       Sole                     7940
BSB Bancorp Inc.               COM              055652101      211    10048 SH       Sole                    10048
Bank of New York               COM              064057102      256    10700 SH       Sole                    10700
Bankamerica Corp.              COM              060505104      248     3562 SH       Sole                     3562
Bristol-Myers Squibb Co.       COM              110122108      288    12430 SH       Sole                    12430
ChevronTexaco Corp.            COM              166764100      498     7488 SH       Sole                     7488
Colgate - Palmolive            COM              194162103      320     6100 SH       Sole                     6100
Community Bank Systems         COM              203607106     1426    45500 SH       Sole                    45500
Computer Task Group            COM              205477102      666   190750 SH       Sole                   190750
DuPont E.I.                    COM              263534109      292     6896 SH       Sole                     6896
Exxon Mobil Corp.              COM              30231G102     2280    65256 SH       Sole                    65256
General Electric Co.           COM              369604103     2098    86146 SH       Sole                    86146
Gillette Co.                   COM              375766102      718    23664 SH       Sole                    23664
Intel Corp.                    COM              458140100      165    10610 SH       Sole                    10610
International Business Machine COM              459200101      395     5091 SH       Sole                     5091
Johnson & Johnson              COM              478160104      349     6500 SH       Sole                     6500
Merck and Co.                  COM                             626    11050 SH       Sole                    11050
Microsoft Inc.                 COM              594918104      264     5100 SH       Sole                     5100
Pfizer Inc.                    COM              717081103      242     7921 SH       Sole                     7921
Procter & Gamble               COM              742718109      206     2400 SH       Sole                     2400
Rand Capital Corp.             COM              DONTPRIC5       10    10000 SH       Sole                    10000
S & P Mid-Cap 400 Dep Rcpts (M COM              595635103     1864    23700 SH       Sole                    23700
SBC Communications Inc.        COM              78387G103      212     7803 SH       Sole                     7803
Safari Associates Inc.         COM              786363101        2    26500 SH       Sole                    26500
Trustco Bank Corp.             COM              898349105      360    33440 SH       Sole                    33440
Union Pacific                  COM              907818108      327     5460 SH       Sole                     5460
United Technologies Corp.      COM              913017109      262     4225 SH       Sole                     4225
WM Wrigley Jr. Co.             COM              982526105      329     6000 SH       Sole                     6000
Walgreen Co.                   COM              931422109      234     8000 SH       Sole                     8000
Wyeth                          COM              983024100      697    18640 SH       Sole                    18640
REPORT SUMMARY                 80 DATA RECORDS              228462            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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